S000005599 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor’s Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.77%	0.84%	2.27%
Standard & Poor’s Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	1.20%	2.42%
Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.50%	1.35%	2.12%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.48%)	(0.50%)	0.86%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	0.67%	1.59%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.44%	0.65%	1.47%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.59%	0.95%	1.62%

[1]	After-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.